Borrowings	12 Months Ended
Mar. 31, 2024
Disclosure Of Borrowings [Abstract]
Borrowings
19.	Borrowings

	March 31, 2024	March 31, 2023
Current
Term bank loans (Refer note (a) to ( f ) below)	2,818,144	1,740,076
Other working capital facilities (Refer note ( j ) to ( r ) below)	2,899,996	3,367,962
Borrowings from others (Refer note ( b ), ( i ) below)	946,945	602,317
	6,665,085	5,710,355
Non current
Term bank loans (Refer note (a) to (g) below)	13,076,474	9,874,545
Borrowings from others (Refer note ( b ), (d), (h) ,(i) & (s) below)	10,273,389	5,943,089
	23,349,863	15,817,634

(a) Of the above, facilities amounting to ₹ 3,076
million (previous year:
₹ 1,635
m
illion) by the Company is primarily secured by way of pari-passu charge on the project
r
eceivables and charge on movable fixed assets disbursed under Noida DC Project.

(b) Of the above, facilities amounting to ₹ 1,810
m
illion
(previous year: ₹
747
m
illion) by the Company is primarily secured by way of pari-passu charge on the project Receivables and charge on movable fixed assets disbursed under Chennai DC Project.

Out of this ₹ 346 Million is loan availed from others (NBFC).

(c) Of the above, facilities amounting to ₹ 5,001
million (previous year: ₹
2,804
m
illion) by the Company is primarily secured by way of pari-passu charge on the project Receivables and charge on movable fixed assets disbursed under Rabale T5 DC Project.

(d) i.

Of total term loan balance ₹ 3,899
m
illion (previous year
:
₹ 3,867
m
illion) is primarily secured by charge on movable fixed assets funded by term loan and also secured by project receivables. Of the total term loan balance, an amount of ₹ 102
m
illion (previous year
:
₹ 306
m
illion) including current maturity is primarily secured against the specific project receivables of the company and ₹ 334
m
illion (previous year
:
₹ 553
m
illion) is secured by moveable fixed assets funded out of Term Loan.

   ii.

Of
the
total term loan balance ₹ 3,672
m
illion (previous year
:
₹ 1,958
m
illion), ₹ 770
m
illion (previous year
:
₹ 475
m
illion
)
 are primarily secured by a cover of 1.25 times charge on identifiable movable fixed assets and 402
m
illion (previous year
:
₹ 483
m
illion) are primarily secured by movable fixed assets funded out of term loan. ₹ 1,000
m
illion (previous year
:
₹
NIL
) Exclusive Charge on assets created out of the capex for which reimbursement is sought, an amount of ₹ 1,500
m
illion (previous year
:
₹ 1,000
m
illion) is also primarily secured by the exclusive charge on Specific Movable Fixed Assets coverage of 1.10x, with Second pari-passu charge on entire current assets of the Borrower, including trade/ bills receivables, book debts, etc. both present & future, excluding the Cash margin lien marked or Current Assets specifically funded by other lenders.

(e)
During the 2020-2021 fiscal year, the Company entered into an External Commercial Borrowing (ECB) facility agreement for $
5
million. The Company drew down $
5
million out of the loan during the 2020-2021 fiscal year and repaid: $
0.5
million in the 2021-2022 fiscal year, $
1
million in the 2022-2023 fiscal year and $
1
 million in the 2023-2024 fiscal year. The Company also entered into a currency swap agreement (from USD to INR) to fully hedge foreign currency exposure towards principal repayment and interest rate swap from floating to fixed
.

(f) The term loans bear interest rate ranging from 7.85% to 10.84% repayable in  quarterly instalments within a tenor of 3 to 6 years after moratorium period ranging from 6 months to 2 years in certain cases.

(g) The Company has adjusted the processing charges paid with respect to borrowings from borrowings from banks ₹ 162
m
illion (Previous year ₹ 185
m
illion).

(h)
Compulsorily Convertible Debentures

Kotak Special Situations Fund (KSSF):

During the 2021-2022 fiscal year, pursuant to a Debenture Subscription Agreement (“DSA”) dated November 1, 2021, KSSF subscribed to (i) 20,000,000  Series 1 Compulsorily Convertible Debentures (the “Series 1 CCDs”) with a face value of ₹ 100 each, amounting to ₹ 2,000 million in Series 1 CCDs and (ii) 1% of 20,000,000  Series 2 Compulsorily Convertible Debentures (“Series 2 CCDs”) with a face value of ₹ 100 each, amounting to ₹ 20 million in Series 2 CCDs, in each case, issued by SISL.

During the 2022-2023 fiscal year, KSSF subscribed to an additional 19,800,000 Series 2 CCDs with a face value of ₹ 100 each, amounting to an additional ₹ 1,980 million in Series 2 CCDs issued by SISL.

Further, SISL has the option and right to require KSSF to acquire additional CCDs to be issued by SISL (“Additional CCDs”) in one or more tranches before October 1, 2026 for up to an aggregate subscription amount of ₹ 6,000 million.

The conversion ratio for CCDs is decided based on the equity valuation of the next financial year following the financial year of drawdown of CCD money.

During the 2022-2023 fiscal year, the Company valued the share price and fixed the conversion ratio of 0.8112 for the Series 1 CCDs subscribed by KSSF pursuant to the formula provided in the DSA.

During the 2023-2024 fiscal year, the Company valued the share price and fixed the conversion ratio of 0.8026 for the Series 2 CCDs subscribed by KSSF pursuant to the formula provided in the DSA.

On July 20, 2023, SISL entered into an assignment letter with KSSF for the transfer of ₹ 6,000 million to Kotak Data Centre Fund (“KDCF”).

The Series 1 CCDs and Series 2 CCDs carry a coupon rate of 6% per annum, payable half-yearly. The Series 1 CCDs and Series 2 CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031, as provided for in the DSA.

The Series 1 CCDs and Series 2 CCDs are secured by a secondary charge over identified movable assets of Data Center facility.

Kotak Data Center Fund (“KDCF”):

During the 2024-2025 fiscal year, pursuant to the Debenture Subscription Agreement (“Second DSA”), dated July 20, 2023, KDCF subscribed to 48,000,000 Series 4 Compulsorily Convertible Debentures (“Series 4 CCDs”) with a face value of ₹ 100 each, amounting to ₹ 4,800 million in Series 4 CCDs. The conversion ratio was fixed at 0.5434 pursuant to the Second DSA.

During the 2024-2025 fiscal year, KDCF subscribed to 12,000,000 Series 5 Compulsorily Convertible Debentures (“Series 5 CCDs”) with a face value of ₹ 100 each, amounting to ₹ 1,200 million in Series 5 CCDs.

The Series 5 CCD conversion ratio will be fixed by a formula based on (i) SISL’s operating performance as represented by a multiple of SISL’s EBITDA for the financial year 2024-2025, (ii) SISL’s net debt and (iii) the total number of shares outstanding on the applicable closing date. The number of shares to be issued for Series 5 CCD
s
is determined by subtracting the number of shares issued for Series 4 CCDs from the total number of shares to be issued as arrived above.

The Series 4 CCDs and Series 5 CCDs carry a coupon rate of 6% per annum, payable half-yearly. The Series 4 CCDs and Series 5 CCDs shall be fully, mandatorily and compulsorily converted into equity shares by March 31, 2033, as provided for in the Second DSA.

The Series 4 CCDs and Series 5 CCDs are secured by a secondary charge over identified movable assets of Data Center facility.

Accounting Treatment:

The CCDs issued by SISL to KSSF and KDCF have been evaluated based on para 28 of IAS 32 as the instruments have both a liability and equity component. In accordance with para 15 of IAS 32, the present value of the future interest payments is presented as a separate component, and the remaining value of the instrument is treated as a separate component.

The present value of the future interest payments of all the CCDs is treated as a financial liability, as there is an unconditional obligation on the Company to make these payments.

For the Series 1 CCDs and Series 2 CCDs, the entire value of Rs.4,000 million is treated as a financial liability. The present value of the interest payments amounting to Rs.1,686 million is treated as a financial liability as there is an unconditional obligation on the Company to make these payments. The remaining value of Rs.2,314 million is evaluated based on para 16A and 16B of IAS 32, as these are puttable instruments since these CCDs are subject to the Put Option Agreement executed by the Company. As these CCDs do not qualify for the exception to the definition of a financial liability, the residual component is also treated as a financial liability. Accordingly, the Company changed the presentation of the Series 1 CCDs and Series 2 CCDs from equity and is presenting these instruments as a financial liabilities in the Consolidated Statement of Financial Position for the
year

ended March 31, 2023 and 2024.

For the Series 4 CCDs, the present value of the interest payments, amounting to Rs.2,076 million, is presented as a financial liability. The remaining value of Rs.2,724 million is presented as equity, as the Series 4 CCDs satisfy the conditions prescribed in para 16 of IAS 32.

For the Series 5 CCDs, the present value of interest payments of Rs. 518 million is similarly now presented as a financial
liability, while the remaining value of Rs. 682 million is assigned to the other component. The residual component of the Series 5 CCDs will be treated as a financial liability until the fixed conversion ratio of the Company’s equity shares is determined.

(i). These bear interest rate ranging from 0% to 9.9% (Previous Year: 0% to 10.50%) and repayable over a period of 12 to 60 months on equated monthly / quarterly instalments

(
primarily taken from NBFC’s
)
.

(j). Of the above, facilities amounting to ₹ 1,575
m
illion (Previous Year : ₹ 1,659
m
illion), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.

(k). The above facilities amounting to ₹ 279
m
illion (previous year ₹ 732
m
illion), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.

(l). The above facilities amounting to ₹ 729
m
illion (previous year ₹ 715
m
illion), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.

(m). In addition to the above, out of these loans repayable on demand from banks,

(i) exposure amounting to ₹ 2,224
m
illion (previous year ₹ 2,586
m
illion) is secured collaterally by way of pari-passu charge on the unencumbered movable fixed assets of the Company, both present and future.

(ii) exposure amounting to ₹ 1,287
m
illion (previous year ₹ 1,335
m
illion) is  secured collaterally by way of equitable mortgage over the properties at Tidel Park, Chennai, Vashi 6th floor, Vile Parle at Mumbai.

(iii) exposure amounting to ₹ 360
m
illion (previous year ₹ 470
m
illion)
is collaterally secured by equitable mortgage over the land and building at Noida and also covered by WDV of specific movable fixed assets funded out of their Term loan (since closed) at Noida Data Center, Uttar Pradesh.

(iv) the exposure amounting to  ₹ 426
m
illion (previous year ₹ 876
m
illion) is collaterally secured by equitable mortgage over the Vashi 5th floor property at Mumbai.

(n). Of
t
he above, facilities amounting to ₹ 620
m
illion  (previous year ₹ Nil) are primarily secured by way of pari-passu charge on current assets of the Company, both present and future.

(o). Of the above, facilities amounting to ₹ Nil (previous year ₹ 374
m
illion) are secured by way of pari-passu charge on current assets. Out of which ₹ Nil (previous year ₹ 25
m
illion) has first pari-passu charge on unencumbered movable fixed assets of the Company.

(p). These working capital facilities bear interest ranging from
7.6
% p.a. to 9.30%.
(
Previous year:
5.40
% p.a. to 9.30% p.a.
)
and these facilities are subject to renewal annually.

(q). The loans in the nature of Buyers Credit bear interest rate 2.97% to 6.23% (previous year 0.79% to 1.73%).

(r). The Company has adjusted the processing charges paid  with respect to borrowings from borrowings from banks ₹ 648 (Previous year ₹ 532).

(s). During the FY 2020-21, Print house (India) Pvt Ltd had issued 9%
Cumulative
Non-Convertible Redeemable Preference Shares to Raju Vegesna Infotech & Industries Pvt Ltd., on private placement basis amounting to ₹ 500
m
illion. The Preference share capital are redeemable at par value at maturity, i.e. 20 years from the date of allotment. Accordingly, these are accounted for Financial instruments. During the year, The terms of the Preference Shares
w
e
re changed to 6% Non-Cumulative compulsorily convertible preference shares.